Debt (Details) - USD ($)																													3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 03, 2022	Jun. 13, 2022	Jun. 09, 2022	May 26, 2022	May 23, 2022	May 18, 2022	May 10, 2022	Apr. 27, 2022	Apr. 18, 2022	Apr. 06, 2022	Mar. 22, 2022	Mar. 18, 2022	Feb. 14, 2022	Jan. 07, 2022	Dec. 30, 2021	Jun. 23, 2021	Apr. 19, 2021	Mar. 30, 2021	Mar. 25, 2021	Mar. 24, 2021	Feb. 05, 2021	Jan. 28, 2021	Jan. 21, 2021	Jan. 14, 2021	Jan. 11, 2021	Jan. 06, 2021	Jan. 04, 2021	Oct. 15, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 25, 2022	Apr. 08, 2022	Mar. 31, 2022	Jan. 05, 2022	Nov. 10, 2021	Oct. 18, 2021	May 04, 2020	Apr. 25, 2020
Debt (Details) [Line Items]
Debt Instrument, Face Amount															$ 5,000,000																											$ 460,000
Proceeds from Issuance of Debt																															$ 1,812,500	$ 0	$ 0	$ 1,673,406
Debt Instrument, Unamortized Discount																																	150,000	756,795
Notes Payable																																	1,048,838	899,977
Amortization of Debt Discount (Premium)																															$ 1,017,861	756,795	$ 756,795	$ 1,128,885
Warrant or Right, Reason for Issuance, Description															As further consideration for the Purchase Price payable hereunder, promptly following the Issue Date, the Borrower shall issue to the Lender two common stock purchase warrants, entitling the Lender to purchase (i) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series A warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock, and (ii) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series B warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock. one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share.
Class of Warrant or Rights, Granted (in Shares)		200,000	364,176	84,412															6,300,000												3,470,673		29,820,000	6,582,382
Debt Instrument, Maturity Date, Description													maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Adjustments to Additional Paid in Capital, Warrant Issued		$ 23,316																											$ 63,005		$ 63,005		$ 261,568
Stock Issued During Period, Shares, Other (in Shares)			364,176	84,412												637,953	1,962														1,720,000			2,151,204
Contract, Price Per Share (in Dollars per share)			$ 0.25	$ 0.25
Share Price (in Dollars per share)			0.1485	0.1517																																	$ 0.25
Stock Issued During Period, Value, Other																													885,352
Warrants and Rights Outstanding, Term																			5 years																					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.25	$ 0.5	$ 0.5															$ 0.75																				$ 0.75	$ 0.75
Debt Instrument, Unamortized Discount (Premium), Net																																	0	$ 1,234,792
Debt Conversion, Converted Instrument, Shares Issued (in Shares)														3,179,650																				63,374,555
Debt Conversion, Original Debt, Amount																															$ 0	2,653,795	0	$ 1,633,406
Gain (Loss) on Extinguishment of Debt																													$ 0	$ 0	$ 0	$ 1,836	1,836	$ 35,236
Debt Instrument, Convertible, Conversion Price (in Dollars per share)														$ 0.25																								$ 0.25
Valuation, Market Approach [Member]
Debt (Details) [Line Items]
Share Price (in Dollars per share)																													$ 0.127		$ 0.127
Commitments [Member]
Debt (Details) [Line Items]
Stock Issued During Period, Value, Other																															$ 1,128,658
Chief Executive Officer [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount								$ 235,294				$ 235,294	$ 175,000
Debt Instrument, Interest Rate, Stated Percentage								10.00%				10.00%	10.00%
Debt, Default Interest Rate								18.00%				18.00%	18.00%
Class of Warrant or Rights, Granted (in Shares)								92,942				200,000
Debt Instrument, Maturity Date, Description								maturity date that is the earlier of (i) April 4, 2022 (on July 12, 2022 this date was extended to October 10, 2022 and on October 7, 2022 this date was extended to November 30, 2022) (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000				maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000	maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Stock Issued During Period, Shares, Other (in Shares)								96,471			168,221
Contract, Price Per Share (in Dollars per share)								$ 0.25			$ 0.25
Contract Shares, Value								$ 24,118			$ 42,055
Share Price (in Dollars per share)								$ 0.16			$ 0.127
Stock Issued During Period, Value, Other								$ 15,434			$ 21,364
Warrants and Rights Outstanding, Term												5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 0.5
Chief Executive Officer [Member] | Valuation, Market Approach [Member]
Debt (Details) [Line Items]
Share Price (in Dollars per share)								$ 0.16			$ 0.127
Howe Note [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount															$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Proceeds from Issuance of Debt															$ 850,000
Debt Instrument, Unamortized Discount															$ 261,568														$ 33,493		33,493
Debt, Default Interest Rate															18.00%
Notes Payable																													1,000,000		1,000,000
Amortization of Debt Discount (Premium)																															116,507
Warrant or Right, Reason for Issuance, Description															As further consideration for the Purchase Price payable hereunder, promptly following the Issue Date, the Borrower shall issue to the Lender two common stock purchase warrants, entitling the Lender to purchase (i) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series A warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock, and (ii) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series B warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock. one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share.
Class of Warrant or Rights, Granted (in Shares)															2
Debt Instrument, Maturity Date, Description															maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Debt Original Issue Discount Rate															18.00%
Howe Note [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount															$ 150,000
Diamond Note [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount													$ 175,000
Debt Instrument, Interest Rate, Stated Percentage													10.00%
Proceeds from Issuance of Debt													$ 148,750
Debt, Default Interest Rate													18.00%
Warrant or Right, Reason for Issuance, Description													In addition to the Note and Lender will be issued 367,500 5-year warrants that may be exercised at $.50 per share and 367,500 5-year warrants that may be exercised at $.75 per share.
Adjustments to Additional Paid in Capital, Warrant Issued													$ 2,914																		2,914
Diamond Note [Member] | Chief Executive Officer [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																													5,373		5,373
Amortization of Debt Discount (Premium)																															20,877
Notes Payable, Related Parties																													175,000		175,000
Diamond Note 2 [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount												$ 235,294
Debt Instrument, Interest Rate, Stated Percentage												10.00%
Proceeds from Issuance of Debt												$ 200,000
Debt, Default Interest Rate												18.00%
Class of Warrant or Rights, Granted (in Shares)												200,000
Adjustments to Additional Paid in Capital, Warrant Issued												$ 2,213																			2,213
Warrants and Rights Outstanding, Term												5 years
Diamond Note 2 [Member] | Chief Executive Officer [Member]
Debt (Details) [Line Items]
Notes Payable, Related Parties																													23,529		23,529					$ 23,529
AJB Capital Note [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount												$ 750,000
Proceeds from Issuance of Debt												675,000
Debt Instrument, Unamortized Discount												$ 424,914																	230,258		230,258
Notes Payable																													750,000		750,000
Amortization of Debt Discount (Premium)																															194,656
Class of Warrant or Rights, Granted (in Shares)												750,000
Notes Payable, Related Parties												$ 24,952
Stock Issued During Period, Value, Other												$ 324,962
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)												$ 0.5
Debt Instrument, Fee												Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior to its maturity
Proceeds from Debt, Net of Issuance Costs												$ 616,250
AJB Capital Note [Member] | Commitments [Member]
Debt (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)												1,720,000
Stock Issued During Period, Value, Other												$ 430,000
AJB Capital Note [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount												$ 75,000
AJB Capital Note [Member] | Warrant and Commitment Fees [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																													349,914		349,914
Anson East And Anson Investments Notes [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount										$ 750,000
Proceeds from Issuance of Debt										675,000
Debt Instrument, Unamortized Discount										$ 638,665																			478,544		478,544
Notes Payable																													750,000		750,000
Amortization of Debt Discount (Premium)																															160,121
Class of Warrant or Rights, Granted (in Shares)										750,000
Adjustments to Additional Paid in Capital, Warrant Issued										$ 168,130
Stock Issued During Period, Value, Other										$ 563,665
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 0.5
Debt Instrument, Fee										an aggregate initial commitment fee in the amount of $430,000 in the form of 1,720,000 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), which Commitment Fee Shares can be decreased to 722,400 shares ($180,000) if the Company repays the Notes on or prior their maturity
Anson East And Anson Investments Notes [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount										$ 75,000
GS Capital Partners SPA [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount									$ 277,777
Proceeds from Issuance of Debt									250,000
Debt Instrument, Unamortized Discount									$ 212,435																				159,049		159,049
Notes Payable																													277,777		277,777
Amortization of Debt Discount (Premium)																															54,386
Class of Warrant or Rights, Granted (in Shares)									277,777
Adjustments to Additional Paid in Capital, Warrant Issued									$ 26,846
Stock Issued During Period, Value, Other									$ 135,312
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0.5
Debt Instrument, Fee									an initial commitment fee in the amount of $159,259 in the form of 637,036 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), which Commitment Fee Shares can be decreased to 266,280 shares ($66,570) if the Company repays the Note on or prior to their maturity
Debt Issuance Costs, Gross									$ 22,500
GS Capital Partners SPA [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount									$ 27,777
Diamond Note 3 [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount								$ 235,294
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Proceeds from Issuance of Debt								$ 200,000
Debt Instrument, Unamortized Discount								$ 83,823																					48,962		48,962
Debt, Default Interest Rate								18.00%
Notes Payable																													235,294		235,294
Amortization of Debt Discount (Premium)																															34,861
Class of Warrant or Rights, Granted (in Shares)								96,471
Adjustments to Additional Paid in Capital, Warrant Issued								$ 8,800
Stock Issued During Period, Shares, Other (in Shares)								96,471
Contract, Price Per Share (in Dollars per share)								$ 0.25
Contract Shares, Value								$ 24,118
Share Price (in Dollars per share)								$ 0.16
Stock Issued During Period, Value, Other								$ 16,200
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 0.5
Debt Instrument, Unamortized Discount (Premium), Net								$ 23,529
Diamond Note 3 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount								$ 35,294
Diamond Note 3 [Member] | Chief Executive Officer [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount																													21,436		21,436
Amortization of Debt Discount (Premium)																															13,858
Notes Payable, Related Parties																													235,294		235,294
Kishon Investments SPA [Member]
Debt (Details) [Line Items]
Proceeds from Issuance of Debt							$ 250,000
Debt Instrument, Unamortized Discount							166,269																						133,806		133,806
Notes Payable																													277,777		277,777
Amortization of Debt Discount (Premium)																															32,463
Adjustments to Additional Paid in Capital, Warrant Issued							15,780
Stock Issued During Period, Value, Other							$ 122,712
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.5
Debt Instrument, Fee							initial commitment fee in the amount of $159,259 in the form of 637,036 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), (ii) promissory note in the principal amount of $277,777 due on November 10, 2022, and (iii) Common Stock Purchase Warrants to purchase up to 277,777 shares of the Common Stock
Kishon Investments SPA [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount							$ 27,777
Diamond Note 4 [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount						$ 47,059
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Proceeds from Issuance of Debt						$ 40,000
Debt Instrument, Unamortized Discount						$ 7,059																							12,493		12,493
Debt, Default Interest Rate						18.00%
Notes Payable						$ 47,059
Amortization of Debt Discount (Premium)																															5,392
Class of Warrant or Rights, Granted (in Shares)						19,294
Debt Instrument, Maturity Date, Description	maturity date was amended to (i) October 10, 2022 and on October 7, 2022 this date was extended to November 30, 2022 or (ii) five days after the date on which we successfully list our shares of common stock on any of the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market, or the Nasdaq Capital Market					maturity date that was the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000
Adjustments to Additional Paid in Capital, Warrant Issued						$ 2,960
Stock Issued During Period, Shares, Other (in Shares)						19,294
Contract, Price Per Share (in Dollars per share)						$ 0.25
Share Price (in Dollars per share)						$ 0.1517
Stock Issued During Period, Value, Other						$ 3,160
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 0.5
Debt Instrument, Unamortized Discount (Premium), Net						$ 4,706
Diamond Note 4 [Member] | Warrant and Commitment Fees [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount						17,885
Diamond Note 4 [Member] | Chief Executive Officer [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount						$ 47,059
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Unamortized Discount																													5,197		5,197
Debt, Default Interest Rate						18.00%
Amortization of Debt Discount (Premium)																															1,862
Class of Warrant or Rights, Granted (in Shares)						19,294
Debt Instrument, Maturity Date, Description	maturity date was amended to (i) October 10, 2022, and on October 7, 2022 this date was extended to November 30, 2022 or (ii) five days after the date on which we successfully list our shares of common stock on any of the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market, or the Nasdaq Capital Market					maturity date that was the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000
Notes Payable, Related Parties																													47,059		47,059
Stock Issued During Period, Shares, Other (in Shares)						19,294
Finnegan Note 1 [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount					$ 47,059
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Proceeds from Issuance of Debt					$ 40,000
Debt Instrument, Unamortized Discount					$ 17,005																								13,162		13,162
Debt, Default Interest Rate					18.00%
Notes Payable																													47,059		47,059
Amortization of Debt Discount (Premium)																															3,843
Class of Warrant or Rights, Granted (in Shares)					19,295
Debt Instrument, Maturity Date, Description					maturity date that is the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000
Adjustments to Additional Paid in Capital, Warrant Issued					$ 2,000
Stock Issued During Period, Shares, Other (in Shares)					19,295
Contract, Price Per Share (in Dollars per share)					$ 0.25
Share Price (in Dollars per share)					$ 0.1794
Stock Issued During Period, Value, Other					$ 3,240
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.5
Debt Instrument, Unamortized Discount (Premium), Net					$ 4,706
Finnegan Note 1 [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount					$ 7,059
May 26 Notes [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount				$ 205,883
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Proceeds from Issuance of Debt				$ 175,000
Debt Instrument, Unamortized Discount				$ 74,396																									24,252		24,252
Debt, Default Interest Rate				18.00%
Notes Payable																													205,883		205,883
Amortization of Debt Discount (Premium)																															6,631
Class of Warrant or Rights, Granted (in Shares)				84,412
Debt Instrument, Maturity Date, Description				maturity date that is the earlier of (i) November 30, 2022, or (ii) the date on which we successfully lists our shares of common stock on Nasdaq or NYSE
Adjustments to Additional Paid in Capital, Warrant Issued				$ 8,750
Stock Issued During Period, Shares, Other (in Shares)				84,412
Stock Issued During Period, Value, Other				$ 14,175
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.5
Debt Instrument, Unamortized Discount (Premium), Net				$ 20,588
May 26 Notes [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount				$ 30,883
June 9 Notes [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount			$ 888,235
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Proceeds from Issuance of Debt			$ 755,000
Debt Instrument, Unamortized Discount			$ 368,464																										322,857		322,857
Notes Payable																													888,235		888,235
Amortization of Debt Discount (Premium)																															45,607
Class of Warrant or Rights, Granted (in Shares)			364,176
Adjustments to Additional Paid in Capital, Warrant Issued			$ 32,465
Stock Issued During Period, Shares, Other (in Shares)			364,176
Stock Issued During Period, Value, Other			$ 66,440
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.5
Debt Issuance Costs, Gross			$ 77,500
Debt Instrument, Unamortized Discount (Premium), Net			58,824
June 9 Notes [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount			$ 133,235
PPP Loan [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount																																			$ 460,400						$ 460,000	$ 460,000
Notes Payable																													$ 470,375		$ 470,375		$ 460,406
Series C Debenture [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																		272,837
Debt Conversion, Original Debt, Amount																		$ 122,166
Gain (Loss) on Extinguishment of Debt																		3,035
Series C Debenture [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																		110,833
Series C Debenture [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																		71,526
Series D Debenture [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																		11,333
Series D Debenture [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																		$ 8,722
Convertible Note A [Member]
Debt (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt																				$ 1,201
Repayments of Debt																				55,368
Convertible Note A [Member] | Principal [Member]
Debt (Details) [Line Items]
Repayments of Debt																				41,000
Convertible Note A [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Repayments of Debt																				$ 13,167
Eagle Equities Note 4 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																										3,505,964	4,123,750
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																										$ 0.01224	$ 0.012
Eagle Equities Note 4 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																										$ 39,000	$ 45,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																										$ 3,913	$ 4,485
Eagle Equities Note 5 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																								4,319,378	4,463,507
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																								$ 0.01266	$ 0.01224
Eagle Equities Note 5 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																								$ 50,000				$ 50,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																								$ 4,683				$ 4,633
Eagle Equities Note 6 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																						7,285,062	6,449,610
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																						$ 0.01575	$ 0.0154
Eagle Equities Note 6 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																						$ 107,200	$ 93,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																						$ 7,540	$ 6,324
Eagle Equities Note 7 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																					1,184,148
Debt Conversion, Original Debt, Amount																					$ 200,200
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																					$ 0.24984
Eagle Equities Note 7 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																					$ 200,200
Eagle Equities Note 8 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																					639,593
Debt Conversion, Original Debt, Amount																					$ 114,400
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																					$ 0.23851
Eagle Equities Note 8 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																					$ 114,400
Eagle Equities Note 9 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																					605,177
Debt Conversion, Original Debt, Amount																					$ 114,400
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																					$ 0.24984
Eagle Equities Note 9 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																					$ 114,400
Eagle Equities Note 10 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																					1,095,131
Debt Conversion, Original Debt, Amount																					$ 200,200
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																					$ 0.23748
Eagle Equities Note 10 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount																					$ 200,200